Variable Interest Entities - Interest in Securitized Assets Held at Fair Value (Details 6) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2011 years	Jun. 30, 2010	Dec. 31, 2010 years
Key economic assumptions used to determine the fair value of certain of the Firm's retained interests, other than MSRs [Abstract]
Changes In Fair Value Based On Variation In Assumptions Limit First	10.00%
Changes In Fair Value Based On Variation In Assumptions Limit Second	20.00%
Prime [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Key economic assumptions used to determine the fair value of certain of the Firm's retained interests, other than MSRs [Abstract]
JPMorgan Chase interests in securitized assets	$ 656		$ 708
Weighted-average life (in years)	6.7		5.5
Weighted-average constant prepayment rate	7.10%	7.90%
Impact of 10% adverse change	(11)		(15)
Impact of 20% adverse change	(21)		(27)
Weighted-average loss assumption	5.50%	5.20%
Impact of 10% adverse change	(9)		(12)
Impact of 20% adverse change	(17)		(21)
Weighted-average discount rate	14.00%	11.60%
Impact of 10% adverse change	(26)		(26)
Impact of 20% adverse change	(49)		(47)
Subprime [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Key economic assumptions used to determine the fair value of certain of the Firm's retained interests, other than MSRs [Abstract]
JPMorgan Chase interests in securitized assets	21		14
Option Arms | Variable Interest Entity, Not Primary Beneficiary [Member]
Key economic assumptions used to determine the fair value of certain of the Firm's retained interests, other than MSRs [Abstract]
JPMorgan Chase interests in securitized assets	27		29
Commercial mortgage [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Key economic assumptions used to determine the fair value of certain of the Firm's retained interests, other than MSRs [Abstract]
JPMorgan Chase interests in securitized assets	2,315		2,906
Weighted-average life (in years)	2.7		3.3
Weighted-average constant prepayment rate	0.00%	0.00%
Impact of 10% adverse change	0		0
Impact of 20% adverse change	0		0
Weighted-average loss assumption	0.40%	2.10%
Impact of 10% adverse change	(83)		(76)
Impact of 20% adverse change	(170)		(151)
Weighted-average discount rate	20.60%	16.40%
Impact of 10% adverse change	(59)		(69)
Impact of 20% adverse change	$ (107)		$ (134)